Related Party Transactions	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions
7.	RELATED PARTY TRANSACTIONS

(1)	Names of related parties and relationship

Names of related parties	Relationship with the Group
Keelung Hong	The Group’s Chairman
George Yeh	The Group’s General Manager

(2)	Significant transactions and balances with related parties

A.	The Company’s Chairman provided guarantees for the Company’s long-term and short-term borrowings with Taiwan Cooperative Bank.

B.	The Company’s Chairman and General Manager provided guarantees for the Company’s short-term borrowings with E.SUN Commercial Bank.

C.	The Company’s Chairman provided guarantees for the Company’s short-term borrowings with Taishin International Bank.

D.	The Company’s Chairman provided guarantees to Taiwan Cooperative Bank for the Company’s government grant in relation to the research and development program from the Institute of Information Industry.
As of December 31, 2018 and 2019, details of loans are described in Notes 6(9) and 6(11).

(3)	Key management personnel compensation

	2017	2018	2019
	NT$000	NT$000	NT$000	US$000
Salaries and other short-term employee benefits	$33,072	$38,227	$38,684	$1,293
Post-employment benefits	432	486	522	18
Share-based payments	8,120	9,366	6,264	209

	$41,624	$48,079	$45,470	$1,520